Baird Small/Mid Cap Value Fund
Schedule of Investments, September 30, 2021 (Unaudited)
				% of
		Shares	Value	Net Assets
Common Stocks

Automobiles
Thor Industries, Inc.		3,987	$489,444	1.6%
Banks
Enterprise Financial Services Corp.		16,380	741,686	2.4%
Huntington Bancshares, Inc.		31,595	488,459	1.6%
Peoples Bancorp, Inc.		16,147	510,407	1.6%
			1,740,552	5.6%
Chemicals
Avient Corp.		11,750	544,613	1.8%
Element Solutions, Inc.		13,475	292,138	0.9%
Huntsman Corp.		11,990	354,784	1.1%
			1,191,535	3.8%
Commercial Services & Supplies
ACCO Brands Corp.		51,679	443,923	1.4%
Communications Equipment
Ciena Corp. (1)		6,954	357,088	1.1%
Electrical Equipment
nVent Electric PLC		17,219	556,690	1.8%
Energy Equipment & Services
Select Energy Services, Inc. (1)		38,871	201,740	0.6%
Solaris Oilfield Infrastructure, Inc. - Class A		25,021	208,676	0.7%
			410,416	1.3%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.		8,460	560,306	1.8%
Alpine Income Property Trust, Inc.		25,907	475,912	1.5%
Gaming and Leisure Properties, Inc.		12,473	577,749	1.8%
Host Hotels & Resorts, Inc. (1)		26,833	438,183	1.4%
National Retail Properties, Inc.		12,364	534,001	1.7%
RLJ Lodging Trust		40,844	606,942	1.9%
VICI Properties, Inc.		21,105	599,593	1.9%
			3,792,686	12.0%
Food Products
Nomad Foods Ltd. (1)(2)		21,426	590,501	1.9%
Health Care Providers & Services
DaVita, Inc. (1)		4,491	522,124	1.7%
Laboratory Corp. of America Holdings (1)		3,482	979,974	3.1%
			1,502,098	4.8%
Hotels, Restaurants & Leisure
Six Flags Entertainment Corp. (1)		10,449	444,083	1.4%
Household Durables
Helen of Troy Ltd. (1)		1,279	287,366	0.9%
Independent Power and Renewable Electricity Producers
Atlantica Yield PLC (2)		22,316	770,125	2.4%
Insurance
American Financial Group, Inc.		5,437	684,137	2.2%
Argo Group International Holdings Ltd.		11,888	620,791	2.0%
Fidelity National Financial, Inc.		14,590	661,511	2.1%
Old Republic International Corp.		17,921	414,513	1.3%
			2,380,952	7.6%
Machinery
Shyft Group, Inc.		22,687	862,332	2.7%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.		14,612	443,036	1.4%
Multi-Utilities
Algonquin Power & Utilities Corp. (2)		19,976	292,848	0.9%
Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corporation		29,796	648,360	2.1%
Devon Energy Corp.		15,110	536,556	1.7%
Diamondback Energy, Inc.		3,695	349,806	1.1%
			1,534,722	4.9%
Professional Services
Acacia Research Corp. (1)		65,014	441,445	1.4%
CACI International, Inc. (1)		1,803	472,566	1.5%
Leidos Holdings, Inc.		6,178	593,891	1.9%
Science Applications International Corp.		6,519	557,766	1.8%
			2,065,668	6.6%
Road & Rail
Knight-Swift Transportation Holdings, Inc.		12,611	645,053	2.0%
Semiconductors & Semiconductor Equipment
Silicon Motion Technology Corp. - ADR (2)		11,837	816,516	2.6%
Software
Cerence, Inc. (1)		3,976	382,133	1.2%
j2 Global, Inc. (1)		6,730	919,453	2.9%
NCR Corp. (1)		6,316	244,808	0.8%
			1,546,394	4.9%
Specialty Retail
Arko Corp. (1)		81,987	828,069	2.7%
Haverty Furniture Companies, Inc.		6,747	227,441	0.7%
JOANN, Inc.		47,721	531,612	1.7%
Kirkland's, Inc. (1)		16,581	318,521	1.0%
OneWater Marine, Inc.		11,933	479,826	1.5%
Tractor Supply Co.		2,989	605,601	1.9%
Williams-Sonoma, Inc.		4,607	816,959	2.6%
			3,808,029	12.1%
Technology Hardware, Storage & Peripherals
Immersion Corp. (1)		72,087	493,075	1.6%
Thrifts & Mortgage Finance
Axos Financial, Inc. (1)		15,858	817,322	2.6%
Essent Group Ltd.		13,500	594,135	1.9%
Merchants Bancorp		17,462	689,225	2.2%
Meta Financial Group, Inc.		6,019	315,877	1.0%
			2,416,559	7.7%
Total Common Stocks			29,881,691	95.0%
(Cost $24,584,280)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.03% (3)		1,707,727	1,707,727	5.4%
Total Short-Term Investment			1,707,727	5.4%
(Cost $1,707,727)
Total Investments			31,589,418	100.4%
(Cost $26,292,007)
Liabilities in Excess of Other Assets			(120,138)	(0.4)%
TOTAL NET ASSETS			$31,469,280	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR	- American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Small/Mid Cap Value Fund
Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$29,881,691	$–	$–	$29,881,691
Total Equity	29,881,691	–	–	29,881,691
Short-Term Investment
Money Market Mutual Fund	1,707,727	–	–	1,707,727
Total Short-Term Investment	1,707,727	–	–	1,707,727
Total Investments*	$31,589,418	$–	$–	$31,589,418

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.